Expenses by Nature	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Expenses by Nature
Expenses by Nature
Expenses classified by nature are as follows:

Year ended Dec. 31	2018		2017		2016
	Fuel and purchased power	Operations, maintenance and administration	Fuel and purchased power	Operations, maintenance and administration	Fuel and purchased power	Operations, maintenance and administration
Fuel(1)	656	—	685	—	665	—
Coal inventory writedown (recovery)	—	—	—	—	(4)	—
Purchased power	210	—	162	—	143	—
Mine depreciation	136	—	73	—	63	—
Salaries and benefits(1)	98	245	96	248	96	249
Other operating expenses	—	270	—	269	—	240
Total	1,100	515	1,016	517	963	489
(1) $90 million in both 2017 and 2016 was reclassified from fuel to salaries and benefits to be consistent with the 2018 classification.